Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Disclosure of Income Tax [Line items]
One-time income tax expense, Canada recovery dividend, pro-rated fiscal 2022 impact		$ 59
One-time income tax expense, Canada recovery dividend		312
One-time income tax expense		$ 371
2018 taxation years [Member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 40
2011 - 2017 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 1,425